SEGMENT INFORMATION, Revenue from Contract with Customers (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) Customer	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 USD ($)
Revenue from Contracts with Customers [Abstract]
Percentage of revenue		100.00%	100.00%	100.00%
Number of major customers | Customer		3
Revenue from continuing operations		$ 416,332	$ 374,843	$ 346,903
Revenue	$ 100,900	405,135	368,380	342,200
Revenue from discontinued operations			64,740	34,871
Deferred Revenue Movement [Abstract]
Opening balance		5,141	6,365
Revenue recognized during the year		(6,128)	(3,763)
Revenue deferred during the year		4,891	2,539
Closing balance	3,904	3,904	5,141	6,365
Deferred Revenue expected to be recognized [Abstract]
FY2021					$ 3,470
FY2022					407
FY2023					27
Deferred revenue	$ 3,904	3,904	6,365	6,365	$ 3,904
Services Transferred at a Point in Time [Member]
Revenue from Contracts with Customers [Abstract]
Revenue		48,486	52,897	57,080
Services Transferred Over Time [Member]
Revenue from Contracts with Customers [Abstract]
Revenue		$ 356,650	315,483	285,120
Bottom of Range [Member]
Revenue from Contracts with Customers [Abstract]
Percentage of revenue		97.00%
Percentage of revenues generated by major customers		50.00%
United States of America [Member]
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations		$ 396,158	367,541	339,054
Revenue from discontinued operations		0	64,740	34,871
United States of America [Member] | Inter-group Revenue [Member]
Revenue from Contracts with Customers [Abstract]
Revenue		(4,225)	(6,463)	(4,703)
Others [Member]
Revenue from Contracts with Customers [Abstract]
Revenue from continuing operations		20,174	7,302	7,849
Others [Member] | Inter-group Revenue [Member]
Revenue from Contracts with Customers [Abstract]
Revenue		$ (6,972)	$ 0	$ 0